Business Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Ireland	$761,360	$734,340
Rest of Europe	390,847	375,865
U.S.	642,602	672,424
Rest of World	239,190	232,691
Total	$2,033,999	$2,015,320

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Ireland	$125,204	$163,378
Rest of Europe	31,725	36,843
U.S.	49,698	68,487
Rest of World	17,386	17,208
Sub-total	$224,013	$285,916
Amortization of intangible assets	(50,279)	(58,946)
Total	$173,734	$226,970

Schedule of Distribution of Long-Lived Assets, Net by Geographic Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	March 31, 2026	December 31, 2025
	(in thousands)
Ireland	$243,396	$250,566
Rest of Europe	90,056	94,920
U.S.	119,604	122,896
Rest of World	55,300	56,290
Total	$508,356	$524,672